Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	IDEANOMICS, INC.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000837852
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1